Variable Interest Entity (“VIE”) - Schedule of Condensed Balance Sheet (Details) - Variable Interest Entity, Primary Beneficiary [Member]		Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of Condensed Balance Sheet [Line Items]
Current assets		¥ 115,997,202	¥ 44,242,131	$ 16,203,895
Property and equipment, net		58,051,212	125,356,649	8,109,297
Other noncurrent assets		10,132,185	10,132,185	1,415,386
Total assets		184,180,599	179,730,965	25,728,578
Total liabilities		(614,001,296)	(616,896,870)	(85,771,142)
Net assets		(429,820,697)	(437,165,905)	(60,042,564)
Current liabilities:
Accounts payable		7,905,586	9,252,203	1,104,348
Deferred revenues		135,467	204,494	18,924
Other payables and accrued liabilities		18,007,280	18,773,301	2,515,475
Taxes payable		6,510,891	8,970,615	909,520
Third-party loan		186,932,179	186,932,179	26,112,952
Intercompany payable	[1]	371,905,011	370,159,196	51,952,199
Total current liabilities		591,396,414	594,291,988	82,613,418
Non-current shareholder loan		22,604,882	22,604,882	3,157,724
Total liabilities		¥ 614,001,296	¥ 616,896,870	$ 85,771,142

[1]	Intercompany balances will be eliminated upon consolidation.